Derivative Financial Instruments - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ (1,878)	£ 2,371	£ 846
Change in FV of hedged items	1,893	(2,307)	(804)
Recognised in income statement	15	64	42
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(1,864)	2,382	868
Change in FV of hedged items	1,874	(2,324)	(838)
Recognised in income statement	10	58	30
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(14)	(11)	(22)
Change in FV of hedged items	19	17	34
Recognised in income statement	5	6	12
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(144)	400	(909)
Change in FV of hedged items	147	(436)
Recognised in OCI	147	(436)	875
Recognised in income statement	3	(36)	(34)
Reclassified from reserves to income	(1,231)	2,130	(359)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	449	(1,150)	(312)
Recognised in OCI	(447)	1,150	306
Recognised in income statement	2	0	(6)
Reclassified from reserves to income	(464)	(96)	70
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(375)	1,602	(54)
Recognised in OCI	377	(1,602)	54
Recognised in income statement	2	0	0
Reclassified from reserves to income	(392)	1,691	(158)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	20	2	(1)
Recognised in OCI	(20)	(2)	1
Recognised in income statement	0	0	0
Reclassified from reserves to income	13	2	2
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(238)	(54)	(542)
Recognised in OCI	237	18	514
Recognised in income statement	(1)	(36)	(28)
Reclassified from reserves to income	£ (388)	£ 533	£ (273)